Investment Strategy - VanEck Russia ETF	May 01, 2025
Prospectus [Line Items]
Strategy [Heading]	The following is added after the third paragraph of the “Summary Information - Principal Investment Strategies” section of the Prospectus and the “Principal Investment Strategies” section of the Summary Prospectus, after the fifth paragraph of the “Additional Information About the Funds’ Investment Strategies and Risks – Principal Investment Strategies” section of the Prospectus, after the third paragraph of the “Management of the Funds – Investment Adviser” section of the Prospectus and after the third paragraph of the “Special Considerations and Risks - Specific Risks Applicable to the VanEck Russia ETF and VanEck Russia Small-Cap ETF” section of the SAI:
Strategy Narrative [Text Block]
Due to regulatory restrictions imposed by the Office of Foreign Assets Control ("OFAC") upon the VanEck Russia ETF and certain of its service providers and operational counterparties, the VanEck Russia ETF's ability to process financial transactions and make payments, including distributions to shareholders, has been completely restricted. Such restrictions may exist for a prolonged period of time. During this period, the VanEck Russia ETF may not be able to meet its obligations and certain regulatory requirements, which will have a negative impact on the VanEck Russia ETF and its shareholders.